ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Application Software - 8.0%
Descartes Systems Group, Inc. (a)	18,872	$1,903,996
Fair Isaac Corp. (a)	2,465	4,265,116
		6,169,112

Asset Management & Custody Banks - 4.3%
Carlyle Group, Inc.	32,501	1,304,265
Victory Capital Holdings, Inc. - Class A	36,432	1,988,094
		3,292,359

Automotive Parts & Equipment - 1.4%
Patrick Industries, Inc.	8,341	1,077,824

Automotive Retail - 4.2%
Asbury Automotive Group, Inc. (a)	4,793	1,177,352
Murphy USA, Inc.	4,033	2,095,668
		3,273,020

Building Products - 3.4%
Builders FirstSource, Inc. (a)	15,338	2,668,812

Cargo Ground Transportation - 2.7%
TFI International, Inc.	14,188	2,101,668

Casinos & Gaming - 1.6%
Churchill Downs, Inc.	9,018	1,253,232

Consumer Finance - 1.9%
OneMain Holdings, Inc.	30,237	1,494,010

Diversified Support Services - 7.0%
Cintas Corp.	3,411	2,746,264
Copart, Inc. (a)	50,316	2,664,736
		5,411,000

Electrical Components & Equipment - 1.8%
AMETEK, Inc.	8,277	1,415,781

Environmental & Facilities Services - 1.6%
Tetra Tech, Inc.	5,271	1,253,128

Health Care Facilities - 3.0%
HCA Healthcare, Inc.	5,832	2,307,081

Health Care Services - 2.4%
Addus HomeCare Corp. (a)	13,887	1,847,110

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Home Furnishings - 2.0%
Tempur Sealy International, Inc.	29,325	$1,537,510

Homebuilding - 6.2%
DR Horton, Inc.	14,103	2,662,082
TopBuild Corp. (a)	5,433	2,135,278
		4,797,360

Internet Services & Infrastructure - 1.6%
GoDaddy, Inc. - Class A (a)	7,364	1,232,807

Investment Banking & Brokerage - 4.5%
Houlihan Lokey, Inc.	14,095	2,207,559
LPL Financial Holdings, Inc.	5,757	1,291,525
		3,499,084

IT Consulting & Other Services - 2.7%
Gartner, Inc. (a)	4,270	2,100,669

Life Sciences Tools & Services - 5.4%
Agilent Technologies, Inc.	13,190	1,885,115
Medpace Holdings, Inc. (a)	6,498	2,308,544
		4,193,659

Managed Health Care - 1.7%
Molina Healthcare, Inc. (a)	3,824	1,337,597

Oil & Gas Storage & Transportation - 1.6%
Cheniere Energy, Inc.	6,485	1,201,411

Property & Casualty Insurance - 2.2%
American Financial Group, Inc.	13,004	1,737,595

Real Estate Services - 4.6%
Colliers International Group, Inc.	12,415	1,790,988
FirstService Corp.	9,732	1,752,247
		3,543,235

Regional Banks - 1.0%
Axos Financial, Inc. (a)	11,194	777,199

Research & Consulting Services - 8.8%
Booz Allen Hamilton Holding Corp.	12,847	2,039,847
CBIZ, Inc. (a)	30,470	2,242,592

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
August 31, 2024 (Unaudited)

COMMON STOCKS - 99.7% (CONTINUED)	Shares	Value
Research & Consulting Services - 8.8% (Continued)
Exponent, Inc.	8,108	$877,853
ICF International, Inc.	10,101	1,674,342
		6,834,634

Semiconductor Materials & Equipment - 1.8%
Entegris, Inc.	12,129	1,405,387

Specialized Consumer Services - 1.7%
Service Corporation International	17,023	1,332,390

Systems Software - 2.8%
Fortinet, Inc. (a)	28,610	2,194,673

Technology Distributors - 3.7%
CDW Corp./DE	12,803	2,888,869

Trading Companies & Distributors - 4.1%
Ferguson Enterprises, Inc.	7,465	1,535,625
United Rentals, Inc.	2,238	1,658,940
		3,194,565
TOTAL COMMON STOCKS (Cost $62,010,493)		77,372,781

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 5.23% (b)	245,366	245,366
TOTAL SHORT-TERM INVESTMENTS (Cost $245,366)		245,366

TOTAL INVESTMENTS - 100.0% (Cost $62,255,859)		$77,618,147
Liabilities in Excess of Other Assets - (0.0)% (c)		(11,084)
TOTAL NET ASSETS - 100.0%		$77,607,063

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ARGENT MID CAP ETF

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Argent Mid Cap ETF (the "Fund) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$77,372,781	$—	$—	$77,372,781
Money Market Funds	245,366	—	—	245,366
Total Investments in Securities	$77,618,147	$—	$—	$77,618,147

Refer to the Schedule of Investments for additional information.

During the fiscal period ended August 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

4